STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor
Operating Activities:
Net income	$ 14,587	$ 84,810	$ 54,917	$ 74,881
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	49,885	155,326	110,964	2,356
Loss on derivative assets	9,100	800	4,300
Amortization of customer incentives	472	3,511	1,619	4,767
Amortization and write-off of debt issuance costs		19,544	1,717
Share-based compensation expense	612	2,974	2,799	1,111
Transaction costs paid by shareholder	11,324
Deferred taxes	(7,964)	31,133	(8,755)	915
Other non-cash items		303
Change in operating assets and liabilities, net of the effects of acquisitions:
(Increase) decrease in accounts receivable and related party receivable	(33,945)	(25,715)	(80,181)	17,575
(Decrease) increase in net settlement assets and obligations	29,394	(38,258)	91,472	23,242
Increase in customer incentives	(5,185)	(11,385)	(6,524)	(5,062)
(Increase) decrease in prepaid and other assets	(6,027)	(10,532)	(4,911)	998
Increase (decrease) in accounts payable and accrued expenses	30,848	30,693	46,371	(10,046)
(Decrease) increase in payable to related party	(60,133)	(8,652)	(16,312)	83,488
Decrease in other liabilities	(1,574)	(1,098)	(1,140)	(15,439)
Net cash provided by operating activities	31,394	233,454	196,336	178,786
Investing Activities:
Purchases of property and equipment	(11,698)	(62,714)	(33,655)	(2,245)
Acquisition of customer related intangible assets and residual buyouts		(3,906)	(985)	(1,677)
Purchase of investments		(3,300)
Cash used in acquisitions, net of cash acquired			(662,511)	(15,500)
Net cash used in investing activities	(11,698)	(69,920)	(697,151)	(19,422)
Financing Activities:
Net proceeds from issuance of long-term debt			1,755,751
Payment of debt issuance costs		(6,276)	(43,565)
Repayment of debt and capital lease obligations	(12,621)	(20,373)	(1,237,771)	(79)
Distribution to non-controlling interests	(17,841)	(2,848)	(26,257)
Increase in Parent Company's equity				140,648
Net cash (used in) provided by financing activities	(30,462)	(29,497)	448,158	140,569
Net increase (decrease) in cash and cash equivalents	(10,766)	134,037	(52,657)	299,933
Cash and cash equivalents-Beginning of period	299,935	236,512	289,169	2
Cash and cash equivalents-End of period	$ 289,169	$ 370,549	$ 236,512	$ 299,935